Significant Judgements in Applying Accounting Policies Disclosure of significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment charges) reversals	$ 99,064	$ 0
Deferred Stripping Costs [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	20,000	23,500
Deferred Stripping Costs [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	$ 42,200	$ 41,000